Note 4 - Shareholder Remuneration System - Shareholder System (Details) - EUR (€)	1 Months Ended			12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 29, 2017	Sep. 28, 2016
Share holder Remuneration System Abstract
BBVA shareholder remuneration policy				BBVA’s shareholder remuneration policy communicated in October 2013, which established the distribution of an annual pay-out of between 35% and 40% of the profits earned in each year and the progressive reduction of the remuneration via “Dividend Options”, so that the shareholders’ remuneration would ultimately be fully in cash, on February 1, 2017 BBVA announced that it was expected to be proposed for the consideration of the competent governing bodies the approval of a capital increase to be charged to voluntary reserves for the instrumentation of one “Dividend Option” in 2017, being the subsequent shareholders’ remunerations that could be approved fully in cash.
Issue Of Equity	€ 49,622,955.62	€ 42,266,085.33	€ 55,702,125.43	€ 0	€ 0	€ 0
Total number of rights issued			113,677,807				101,271,338	86,257,317
Par Value Per Share			€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Percentage Of Owners Who Have Opted To Receive Newly Issued BBVA Ordinary Shares	83.28%	87.85%	82.13%
Percentage Of Owners Who Have Opted To Sell The Rights Of Free Allocation Assigned To Them To BBVA	16.72%	12.15%	17.87%
Number Of Rights Adquired By BBVA	1,097,962,903	787,374,942	1,137,500,965
Total Amount Of Number Of Shares Adquired	€ 143,833,140.29	€ 62,989,995.36	€ 146,737,624.49
Price Per Right			€ 0.129				€ 0.131	€ 0.08